Disclosures on Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers from Level 1 into Level 2	₨ 0.0	₨ 0.0
Financial assets, transfers from Level 2 into Level 1	0.0	0.0
Financial liabilities, transfers from Level 1 into Level 2	0.0	0.0
Financial liabilities, transfers from Level 2 into Level 1	₨ 0.0	0.0
Description of periods when cash flows expected to occur	March 31, 2020 to 2024
Financial liability		1,984,521.6		$ 28,076.8	₨ 2,124,449.7
Maximum exposure to credit risk		1,028,129.9			983,045.4
Percentage of non-convertible debentures invested in bank deposits	15.00%
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ (6,881.8)	847.4	₨ 2,146.3
Quoted equity shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale		3,043.1	3,404.8		₨ 1,586.8
Foreign Currency Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	(5,995.3)	2,883.7	2,187.9
Gain loss on recognized in profit or loss due to ten percent Appreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	4,583.2	4,797.9	4,614.2
Gain loss on recognized in profit or loss due to ten percent depreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 4,583.2	4,797.9	4,614.2
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity				10.00%	10.00%
Financial liability		843,614.5	839,569.6		₨ 960,650.1
Interest rate risk [member] | Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity				100.00%	100.00%
Financial liability		302,786.3	210,182.8		₨ 450,211.5
Interest rate risk [member] | Profit and loss [member] | Variable interest rate [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk		₨ 3,027.9	₨ 2,101.8		₨ 4,502.1
Equity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity		10.00%	10.00%	10.00%	10.00%
Equity price risk [Member] | Quoted equity shares through other comprehensive and AFS [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk		₨ 304.3	₨ 340.5		₨ 158.7
Equity price risk [Member] | Quoted equity shares through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk		4,231.4			1,577.8
Investment fair value through profit and loss		₨ 423.1			₨ 157.8